Document and Entity Information	6 Months Ended
Jun. 30, 2018
Document And Entity Information [Abstract]
Entity Registrant Name	Seven Stars Cloud Group, Inc.
Entity Central Index Key	0000837852
Trading Symbol	ssc
Current Fiscal Year End Date	--12-31
Entity Filer Category	Smaller Reporting Company
Document Type	S-1/A
Document Period End Date	Jun. 30, 2018
Amendment Flag	false